CASH (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Cash
	December 31, 2013	December 31, 2012

Bank balances and cash (a)	$376,064,243	$390,646,863
Less: Restricted cash (b)	(114,803,746)	(145,413,726)
Less: Certificates of deposit (c)	(24,200,075)	(16,372,128)
	$237,060,422	$228,861,009

Non-current portion
Certificates of deposit (c)	$-	$3,210,221

Schedule of Cash Classified by Geographic Area

As of December 31, 2013, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2013

Hong Kong	$2,725,110	$-	$-	$2,725,110
United States	1,843,677	-	-	1,843,677
The PRC	232,491,635	114,803,746	24,200,075	371,495,456
	$237,060,422	$114,803,746	$24,200,075	$376,064,243

As of December 31, 2012, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2012

Hong Kong	$5,917,837	$-	$-	5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	393,857,084

Schedule of Foreign Currency Cash Balances

As of December 31, 2013, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2013

USD	$4,551,463	$-	$-	$4,551,463
RMB (Current)	232,491,122	114,803,746	24,200,075	371,494,943
HKD	17,837	-	-	17,837
	$237,060,422	$114,803,746	$24,200,075	$376,064,243

As of December 31, 2012, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2012

USD	$7,906,574	$-	$-	$7,906,574
RMB (Current)	220,942,109	145,413,726	16,372,128	382,727,963
RMB (Non-current)	-	-	3,210,221	3,210,221
HKD	12,326	-	-	12,326
	$228,861,009	$145,413,726	$19,582,349	$393,857,084